Common Stock and Capital Surplus (Narrative) (Detail) - JPY (¥)					2 Months Ended		5 Months Ended			12 Months Ended
	Nov. 29, 2024	Nov. 30, 2023	Feb. 28, 2023	Nov. 30, 2022	Jun. 30, 2024	Jan. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Oct. 31, 2022	Mar. 31, 2025	Nov. 14, 2024	May 15, 2024	Nov. 14, 2023	Nov. 14, 2022	May 16, 2022
Treasury Stock:
Treasury stock %							5.00%			5.00%
Minimum
Common Stock and Capital Surplus Disclosure [Line Items]
Percentage of proceeds per issuance of common stock, including conversions of bonds and notes, to be credited to the common stock account							50.00%			50.00%
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991							5.00%			5.00%
Maximum
Common Stock and Capital Surplus Disclosure [Line Items]
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991							10.00%			10.00%
Common stock | Maximum
Treasury Stock:
Aggregated number of shares allowed for repurchase (in shares)											230,000,000	80,000,000	400,000,000	300,000,000	600,000,000
Aggregate amount of shares allowed for repurchase											¥ 300,000,000,000	¥ 100,000,000,000	¥ 400,000,000,000	¥ 150,000,000,000	¥ 300,000,000,000
Treasury stock common
Treasury Stock:
Number of own shares repurchased (in shares)					62,666,100	175,357,900	158,752,500	300,646,400	418,926,300
Treasury shares value					¥ 99,999,986,737	¥ 149,999,996,001	¥ 299,999,995,801	¥ 399,999,861,554	¥ 299,999,909,768
Treasury shares cancelled (in shares)	270,000,000	350,000,000	175,357,900	418,926,300
BK and TB | Common stock
Common Stock and Capital Surplus Disclosure [Line Items]
Increase (decrease) by amount equal to the fair value of the shares issued by the application of U.S. accounting practices for issuance of free shares distribution made prior to April 1, 1991										¥ 1,910,106,000,000
BK and TB | Unappropriated retained earnings:
Common Stock and Capital Surplus Disclosure [Line Items]
Increase (decrease) by amount equal to the fair value of the shares issued by the application of U.S. accounting practices for issuance of free shares distribution made prior to April 1, 1991										¥ (1,910,106,000,000)